Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	552.15
Total Transaction Valuation	6,346,520
Total Offset Amount	0
Net Fee	$ 552.15
Offset Table N/A	N/A